SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Oct. 28, 2018
Accounting Policies [Abstract]
Rollforward of uncollectible accounts
The following table represents the rollforward of our uncollectible accounts for the fiscal years ended October 28, 2018, October 29, 2017 and October 30, 2016 (in thousands):

	October 28, 2018	October 29, 2017	October 30, 2016
Beginning balance	$8,325	$7,413	$7,695
Provision for bad debts	(491)	1,948	1,343
Amounts charged against allowance for bad debts, net of recoveries	(1,585)	(1,036)	(1,625)
Ending balance	$6,249	$8,325	$7,413

Components of inventory	The components of inventory are as follows (in thousands):

	October 28, 2018	October 29, 2017
Raw materials	$205,902	$150,919
Work in process and finished goods	48,629	47,377
	$254,531	$198,296

Rollforward of reserve for obsolete materials and supplies
The following table represents the rollforward of reserve for obsolete materials and supplies activity for the fiscal years ended October 28, 2018, October 29, 2017 and October 30, 2016 (in thousands):

	October 28, 2018	October 29, 2017	October 30, 2016
Beginning balance	$5,205	$3,984	$3,749
Provisions	3,069	1,923	1,463
Dispositions	(1,655)	(702)	(1,228)
Ending balance	$6,619	$5,205	$3,984

Property, plant and equipment
Property, plant and equipment consists of the following (in thousands):

	October 28, 2018	October 29, 2017
Land	$17,398	$18,473
Buildings and improvements	172,920	178,019
Machinery, equipment and furniture	356,509	336,163
Transportation equipment	4,287	4,599
Computer software and equipment	116,449	117,515
Construction in progress	28,608	15,092
	696,171	669,861
Less: accumulated depreciation	(459,931)	(442,866)
	$236,240	$226,995

Estimated useful lives for depreciation	Estimated useful lives for depreciation are:

Buildings and improvements	15	–	39 years
Machinery, equipment and furniture	3	–	15 years
Transportation equipment	4	–	10 years
Computer software and equipment	3	–	7 years